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                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                   Tortoise Energy Infrastructure Corporation
                           11550 Ash Street, Suite 300
                                Leawood KS 66211

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-114545
                    Investment Company Act File No. 811-21462

(1)  Title of the class of securities of Tortoise Energy Infrastructure
     Corporation (the "Company") to be redeemed:

          Auction Rate Senior Notes, Series B, in $25,000 denominations (CUSIP
          89147LAB6) (the "Series B Notes").

(2)  Date on which the securities are to be called or redeemed:

          September 12, 2008.

(3)  Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

          The Series B Notes are to be redeemed pursuant to Section
          2.03(a)(i)(A) of the Supplemental Indenture of Trust by and between the Company and The Bank of New York Trust Company, N.A. dated as of
          July 13, 2004.

(4)  The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

          The Company intends to redeem all of the Series B Notes, representing an aggregate principal amount of $50,000,000.

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                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem
Securities to be signed on its behalf by the undersigned on this 20th day of
August, 2008.

                                      TORTOISE ENERGY INFRASTRUCTURE CORPORATION

                                      By:  /s/ Terry C. Matlack
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                                         Name:  Terry C. Matlack
                                         Title:  Chief Financial Officer